Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - GBP (£) £ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about property, plant and equipment [Line Items]
Total land and buildings	£ 489	£ 485
Freehold [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Total land and buildings	261	269
Leasehold [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Total land and buildings	£ 228	£ 216